Noncurrent Assets Held For Sale - Additional Information (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Restructuring and Related Activities [Abstract]
Gain from disposal of noncurrent assets held for sale	$ 1,880